Related party	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related party
Related party

5.Related party

We entered into a license agreement with Dong-A ST Co., Ltd. (“Dong-A ST”) pursuant to which we received an exclusive global license (except for the territory of the Republic of Korea) for two proprietary compounds for specified indications (the “2022 License Agreement”) upon meeting certain financing milestones. The 2022 License Agreement covers the rights to Vanoglipel (DA-1241) for treatment of MASH and DA-1726 for treatment of obesity and MASH. The 2022 License Agreement also provides that we may develop Vanoglipel (DA-1241) for the treatment of type 2 diabetes mellitus.

In connection with the 2022 License Agreement, we entered into a shared services agreement with Dong-A ST (the “Shared Services Agreement”), relating to Vanoglipel (DA-1241) and DA-1726, pursuant to which Dong-A ST may provide technical support, preclinical development, and clinical trial support services on terms and conditions acceptable to both parties. In addition, the Shared Services Agreement provides that Dong-A ST will manufacture all of our clinical requirements of Vanoglipel (DA-1241) and DA-1726 under the terms provided in the Shared Services Agreement.

We incurred R&D expenses of $0.2 million and $2.6 million for the three and nine months ended September 30, 2025, respectively, $0.7 million and $4.3 million for the three and nine months ended September 30, 2024, respectively, under the Shared Services Agreement, which are included in operating expenses: research and development in the accompanying condensed consolidated statements of operations. The aggregate amount payable to Dong-A ST is $3.3 million and $1.5 million as of September 30, 2025 and December 31, 2024, respectively, under the Shared Services Agreement, which are included in related party payable in the accompanying condensed consolidated balance sheets. Of the total amount payable to Dong-A ST as of September 30, 2025, (i) $2.0 million is payable in accordance with an invoice with extended terms in which $650 thousand will be paid on March 31, 2026 and June 30, 2026 and $716 thousand will be paid on September 30, 2026, (ii) $6 thousand is payable in accrued interest based on a fixed interest rate of 4.6% per annum, and (iii) $1.3 million is payable in clinical trial accrued liabilities.

For additional information on the 2022 License Agreement, the Shared Services Agreement and other agreements with Dong-A ST, refer to “Note 5. Related party” in the audited consolidated financial statements and notes thereto for the year ended December 31, 2024, which is included in our 2024 Form 10-K.

5.Related party

License agreement with Dong-A for DA-1241 and DA-1726

In September 2022, we entered into the 2022 License Agreement with Dong-A pursuant to which we received an exclusive global license (except for the territory of the Republic of Korea) for two proprietary compounds for specified indications upon meeting certain financing milestones. The 2022 License Agreement covers the rights to DA-1241 for treatment of MASH and DA-1726 for treatment of obesity and MASH. The 2022 License Agreement also provides that we may develop DA-1241 for the treatment of T2DM.

In connection with the 2022 License Agreement, we entered into a shared services agreement with Dong-A (the “Shared Services Agreement”), relating to DA-1241 and DA-1726, pursuant to which Dong-A may provide technical support, preclinical development, and clinical trial support services on terms and conditions acceptable to both parties. In addition, the Shared Services Agreement provides that Dong-A will manufacture all of our clinical requirements of DA-1241 and DA-1726 under the terms provided in the Shared Services Agreement.

Under the terms of the 2022 License Agreement, we had previously expensed $8.2 million of IPR&D in 2022 as the 2022 License Agreement did not include any processes or activities constituting a “business” acquired since none of the rights underlying the Dong-A License Agreement had alternative future uses or had reached a stage of technological feasibility. Also, Dong-A will be eligible to receive (i) regulatory milestone payments of up to $178 million for DA-1726 and $138 million for DA-1241, dependent upon the achievement of specific regulatory developments; (ii) commercial-based milestone payments, dependent upon the achievement of specific commercial developments; and (iii) single digit royalties on net sales received by us from the commercial sale of products covering DA-1241 or DA-1726. The term of the 2022 License Agreement continues on a product-by-product and country-by country basis until the later of (i) the fifth anniversary of the first commercial sale of such product in such country, (ii) the expiration or termination of the last valid patent claim that covers a product in such country and (iii) the loss of regulatory exclusivity for such product in such jurisdiction. Either Dong-A or MetaVia may terminate the 2022 License Agreement (i) if the other party is in material breach of the agreement and has not cured or started to cure the breach within 60 days of notice of such breach; provided that if the breach cannot be cured within the 60-day period and the breaching party started to remedy the breach, if such breach is not cured within 90 days of receipt of written notice, or (ii) if the other party is subject to a bankruptcy or insolvency event (subject to a 30-day cure period in the case of a petition for bankruptcy).

As of December 31, 2024, there were no potential milestones under the 2022 License Agreement that were yet considered probable; therefore, no liabilities were recorded.

As of December 31, 2024, Dong-A owns approximately 62% of our outstanding common stock.

Shared services agreement with Dong-A

In September 2022, in conjunction with the 2022 License Agreement, we entered into the Shared Services Agreement with Dong-A, relating to DA-1241 and DA-1726. The Shared Services Agreement provides that Dong-A may provide technical support, preclinical development, and clinical trial support services on terms and conditions acceptable to both parties. In addition, the Shared Services Agreement provides that Dong-A will manufacture all of our clinical requirements of DA-1241 and DA-1726 under the terms provided in the Shared Services Agreement.

Either party may terminate the Shared Services Agreement for the other party’s material breach that is not cured within 30 days of notice. Dong-A may also terminate the Shared Services Agreement in part on a service-by-service or product-by-product basis upon a breach by us which is not cured within 30 days.

We incurred R&D expenses of $4.9 million and $2.4 million for 2024 and 2023, respectively, under the Shared Services Agreement, which are included in operating expenses in the accompanying consolidated statement of operations. As of December 31, 2024 and 2023, we have amounts payable to Dong-A of $1.5 million and $0.8 million, respectively, under the Shared Services Agreement, which is included in related party payable in the accompanying consolidated balance sheets. We did not incur any expenses or liabilities under the Shared Services Agreement in 2022.

License agreement with Dong-A for NB-01 (a legacy therapeutic program)

In January 2018, we entered into an exclusive license agreement with Dong-A, (the “2018 License Agreement”) which agreement was amended in April 2018 and July 2019. Under the terms of the 2018 License Agreement, we obtained an exclusive, royalty-bearing, worldwide (except for the Republic of Korea) license to make, use, offer to sell, sell and import products covered by certain Dong-A intellectual property rights in its proprietary compound designated as DA-9801 (NB-01). Our license rights cover any and all applications and markets for the therapeutic, health, nutrition or well-being of humans. We may grant sublicenses to any affiliate or third party. We are responsible for all future patent prosecution costs.